Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Provision included in Cost of product revenue	$ 681	$ 501	$ 199
Reversal of inventory write-down			2,755
Components, net	$ 2,643	4,242	2,934
Damaged goods inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net		$ 265	$ 265